Significant events in the current year (Details) € in Millions, R$ in Millions, $ in Millions			1 Months Ended			12 Months Ended
	Apr. 01, 2021 USD ($)	Apr. 01, 2021 BRL (R$)	Feb. 28, 2022 shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Significant events in the current year
Gains due to reclassification of cumulative exchange variation in equity						$ 3,184
Provision related to De-characterization of dams						1,725
Dividends and interest paid on capital to its stockholders						$ 13,483			$ 3,350
Share buyback program, number of shares authorized to be repurchased | shares						470,000,000	470,000,000	470,000,000
Number of shares repurchased | shares						291,184,500	291,184,500	291,184,500
Value of shares acquired	$ 5,281	R$ 27,642				$ 5,546		R$ 29,121
Number of shares held in treasury cancelled | shares						152,016,372	152,016,372	152,016,372
Value of shares held in treasury cancelled						$ 2,401
Premium paid on early redemption of debt security						63				$ 265
Proceeds from disposal of Mosaic shares						1,259
VNC
Significant events in the current year
Gain on sale of subsidiary						1,132
Mosaic
Significant events in the current year
Proceeds from disposal of Mosaic shares						$ 1,259
3.75% bonds
Significant events in the current year
Interest rate on bonds				3.75%	3.75%	3.75%	3.75%	3.75%
Amount of bond redeemed				$ 886	€ 750	$ 884	€ 750
Premium paid on early redemption of debt security				$ 63		$ 63
Cancellation of treasury shares.
Significant events in the current year
Number of shares held in treasury cancelled | shares			133,418,347			152,016,372	152,016,372	152,016,372
Fundacao Renova
Significant events in the current year
Provision						$ 1,699
Discontinued operations
Significant events in the current year
Impairment and disposals of non-current assets						$ 3,282